Bank Premises and Equipment	12 Months Ended
Dec. 31, 2025
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

A summary of bank premises and equipment, by asset classification, at December 31, 2025 and 2024 were as follows:

	Estimated
	useful lives				2025	2024

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$594,932	$588,093
Furniture, equipment and vehicles	1	-	20	years	332,712	331,200
Land					112,170	110,919
Less: accumulated depreciation					(616,821)	(601,991)
Bank premises and equipment, net					$422,993	$428,221